Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsAs discussed in Note 1, the Company sold shares of its common stock in December 2019. Roche invested in the Company’s December 2019 financing. One of the Company’s Board members is affiliated with Roche.